Goodwill	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

The following tables summarize the changes in the carrying amounts of goodwill, by segment, for the fiscal years ended March 31, 2018 and March 31, 2017, respectively.

(in millions)	GBS	GIS	Total
Goodwill, gross	$2,171	$2,446	$4,617
Accumulated impairment losses	(701)	(2,061)	(2,762)
Balance as of March 31, 2017, net	1,470	385	1,855

Additions	2,877	2,598	5,475
Foreign currency translation	184	105	289

Goodwill, gross	5,232	5,149	10,381
Accumulated impairment losses	(701)	(2,061)	(2,762)
Balance as of March 31, 2018, net	$4,531	$3,088	$7,619

(in millions)	GBS	GIS	Total
Goodwill, gross	$1,615	$2,424	$4,039
Accumulated impairment losses	(701)	(2,061)	(2,762)
Balance as of April 1, 2016, net	914	363	1,277

Additions	655	34	689
Foreign currency translation	(99)	(12)	(111)

Goodwill, gross	2,171	2,446	4,617
Accumulated impairment losses	(701)	(2,061)	(2,762)
Balance as of March 31, 2017, net	$1,470	$385	$1,855

As a result of the USPS Separation on May 31, 2018, as more fully described in Note 3 - "Divestitures", USPS is no longer a reportable segment. The fiscal 2018 and 2017 additions to goodwill were due primarily to the acquisitions described in Note 2 - "Acquisitions". The foreign currency translation amount reflects the impact of currency movements on non-U.S. dollar-denominated goodwill balances.

Goodwill Impairment Analyses

Fiscal 2018

The Company’s annual goodwill impairment analysis, which was performed qualitatively as of July 1, 2017, did not result in an impairment charge. At the end of the fiscal 2018, the Company assessed whether there were events or changes in circumstances that would more likely than not reduce the fair value of any of its reporting units below its carrying amount and require goodwill to be tested for impairment. The Company determined that there have been no such indicators, and, therefore, it was unnecessary to perform an interim goodwill impairment test as of March 31, 2018.

Fiscal 2017

For the Company’s annual goodwill impairment assessment as of July 2, 2016, the Company chose to bypass the initial qualitative assessment and proceeded directly to the first step of the impairment test for all reporting units. Based on the results of the first step of the impairment test, the Company concluded that the fair value of each reporting unit exceeded its carrying value and therefore the second step of the goodwill impairment test was not required.

As of March 31, 2017, the Company assessed whether there were events or changes in circumstances that would more likely than not reduce the fair value of any of its reporting units below its carrying amount and require goodwill to be tested for impairment. The Company determined that there have been no such indicators and therefore, it was unnecessary to perform an interim goodwill impairment test as of March 31, 2017.

Fiscal 2016

For the Company’s annual goodwill impairment assessment as of July 4, 2015, the Company chose to bypass the initial qualitative assessment and proceeded directly to the first step of the impairment test for all reporting units. Based on the results of the first step of the impairment test, the Company concluded that the fair value of each reporting unit significantly exceeded its carrying value and therefore the second step of the goodwill impairment test was not required.